GOODWILL (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,457	$ 946
Center Parcs UK
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	765	728
Alstria
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	426
IFC Seoul
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 198	$ 207